Segment Information	12 Months Ended
Jun. 30, 2023
Segment information [abstract]
Segment Information

NOTE 4: SEGMENT INFORMATION

The Group operates in one segment (CGU) being “drug development” in Australia. This is the basis on which its internal reports are reviewed and used by the Board of Directors (the “chief operating decision maker”) in monitoring, assessing performance and in determining the allocation of resources.

The results, assets and liabilities from this segment are equivalent to the consolidated financial statements.